Basis of Presentation of the Consolidated Financial Statements - Translation of Telefonica Venezolana's Financial Statements (Details) € in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2018 VEB / $	Jan. 31, 2018 veb_per_eur	Dec. 31, 2017 EUR (€) VEB / $	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of subsidiaries [line items]
Movement of deferred tax liability			€ 45	€ 35
Disclosure of subsidiaries [abstract]
Revenues			52,008	52,036	€ 54,916
Profit before tax			4,597	3,245	906
Net result			1,219	846	155
Other comprehensive (loss) income			(5,148)	3,339	(6,697)
Net cash flow provided by operating activities			13,796	13,338	€ 13,615
Non-current assets			€ 95,135	€ 103,667
Venezuela
Disclosure of subsidiaries [line items]
Inflation rate			2874.10%	511.10%	190.80%
Telefonica Venezolana
Disclosure of subsidiaries [line items]
Average foreign exchange rate	25,000	30,988	36,115
Financial impact from hyperinflationary adjustment			€ 84	€ 299
Telefonica Venezolana | Conversion at synthetic exchange rate
Disclosure of subsidiaries [abstract]
Revenues			106
Operating income before depreciation and amortization (OIBDA)			34
Depreciation and amortization			(103)
Profit before tax			9
Net result			(129)
Other comprehensive (loss) income			(328)
Net cash flow provided by operating activities			35
Capital expenditures (CapEx)			9
Non-current assets			€ 295
Telefonica Venezolana | Venezuela
Disclosure of subsidiaries [line items]
Average foreign exchange rate | VEB / $			3,345